Janus Investment Fund

Janus Global Research Fund
Janus Worldwide Fund

Supplement dated March 15, 2013
to Currently Effective Prospectuses

At a special meeting of shareholders of Janus Global Research Fund held on March 8, 2013, shareholders approved an Agreement and Plan of Reorganization that resulted in the transfer of the assets and liabilities of Janus Global Research Fund to Janus Worldwide Fund, effective at the close of business on March 15, 2013. As a result, Janus Global Research Fund has been liquidated and terminated.

As described in the Prospectus supplements dated January 28, 2013, in connection with the merger, Janus Worldwide Fund was renamed Janus Global Research Fund, adopted the strategies and policies of Janus Global Research Fund, and is managed by Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team, led by Janus Capital’s Director of Equity Research, James Goff.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Research Fund
Janus Worldwide Fund

Supplement dated March 15, 2013
to Currently Effective Statement of Additional Information

At a special meeting of shareholders of Janus Global Research Fund held on March 8, 2013, shareholders approved an Agreement and Plan of Reorganization that resulted in the transfer of the assets and liabilities of Janus Global Research Fund to Janus Worldwide Fund, effective at the close of business on March 15, 2013. As a result, Janus Global Research Fund has been liquidated and terminated.

In connection with the merger, Janus Worldwide Fund (the “Fund”) was renamed Janus Global Research Fund, adopted the strategies and policies of Janus Global Research Fund, and is managed by Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team, led by Janus Capital’s Director of Equity Research, James Goff.

Please refer to the prospectus supplements dated January 28, 2013 for a detailed explanation of the merger and its impact on the Fund’s investment objectives, strategies, risks, and fees.

Please retain this Supplement with your records.